Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds — 99.9%

FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-2 Insured: FHLMC COLL
4.530%, due 8/25/41(a)(b)	$3,077,771	$3,156,132

Alabama — 6.3%
Alabama Federal Aid Highway Finance Authority, Revenue Bonds
Series A
5.000%, due 9/1/36	750,000	878,026
Alabama Housing Finance Authority, Revenue Bonds
Series D Insured: GNMA/FNMA/FHLMC
5.750%, due 10/1/55	990,000	1,089,829
Alabama Special Care Facilities Financing Authority-Birmingham AL, Revenue Bonds
Series A
5.250%, due 6/1/44	1,300,000	1,418,647
Black Belt Energy Gas District, Revenue Bonds
2.630%, (Municipal Swap Index + 0.35%), due 10/1/52(b)	1,630,000	1,617,219
Series A
5.250%, due 5/1/55(a)(b)	1,495,000	1,612,803
Series B
4.000%, due 10/1/52(a)(b)	9,065,000	9,164,324
5.000%, due 12/1/34	4,500,000	4,891,851
5.000%, due 10/1/35	6,700,000	6,986,038
5.250%, due 12/1/53(a)(b)	3,000,000	3,234,695
Series B-2
2.930%, (Municipal Swap Index + 0.65%), due 4/1/53(b)	900,000	890,035
Series C-1
5.250%, due 6/1/26	1,800,000	1,812,335
5.250%, due 2/1/53(a)(b)	4,000,000	4,217,050
Series D
5.000%, due 12/1/55(a)(b)	1,380,000	1,479,788
Series F
5.000%, due 12/1/35	6,500,000	7,015,436
5.500%, due 11/1/53(a)(b)	1,000,000	1,057,226
City of Gadsden AL, General Obligation Bonds
Series A Insured: BAM
5.000%, due 10/1/39	625,000	708,351
5.000%, due 10/1/44	675,000	728,339
Energy Southeast A Cooperative District, Revenue Bonds
Series A-1
5.500%, due 11/1/53(a)(b)	2,000,000	2,181,424
Series B
5.000%, due 9/1/33	6,000,000	6,329,992
Industrial Development Board of the City of Mobile Alabama, Revenue Bonds
Series A
3.375%, due 6/1/34(a)(b)	2,000,000	2,035,069
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.000%, due 8/1/54(a)(b)	2,000,000	2,144,363

	Principal Amount	Value
Municipal Bonds (continued)

Alabama (continued)
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series 1
5.500%, due 1/1/53(a)(b)	$3,000,000	$3,207,662
Series A
5.000%, due 11/1/32	1,000,000	1,069,158
5.000%, due 6/1/34	1,000,000	1,070,896
5.000%, due 11/1/35	6,250,000	6,653,414
5.000%, due 1/1/56(a)(b)	1,300,000	1,353,372
Series B-1
5.000%, due 5/1/53(a)(b)	1,000,000	1,041,319
Series C
5.000%, due 5/1/55(a)(b)	6,115,000	6,538,393
5.000%, due 10/1/55(a)(b)	3,130,000	3,377,582
		85,804,636
Arizona — 2.0%
Arizona Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/42(a)(b)	2,500,000	2,541,152
Series A
5.000%, due 11/1/31	550,000	579,881
Series A Insured: BAM
5.000%, due 6/1/31	300,000	320,586
5.000%, due 6/1/32	325,000	346,015
Series A Insured: HUD SECT 8
5.000%, due 10/1/44(a)(b)	1,000,000	1,001,817
City of Glendale AZ Water & Sewer Revenue, Revenue Bonds
5.000%, due 7/1/39	675,000	778,102
5.000%, due 7/1/40	550,000	627,285
City of Goodyear AZ Water & Sewer Revenue, Revenue Bonds
Insured: AG
5.000%, due 7/1/44	2,000,000	2,148,372
City of Mesa AZ, General Obligation Bonds
5.000%, due 7/1/43	1,895,000	2,091,260
City of Phoenix Civic Improvement Corp., Revenue Bonds
5.000%, due 7/1/45	1,500,000	1,610,182
Industrial Development Authority of the City of Phoenix Arizona (The), Revenue Bonds
3.100%, due 2/1/59(a)(b)	1,000,000	1,006,007
Series A
5.000%, due 10/31/44	8,000,000	8,428,550
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/55	955,000	1,073,962
Maricopa County Industrial Development Authority, Revenue Bonds
Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	304,852
Series 2019F
4.000%, due 1/1/45	1,000,000	918,125
Maricopa County Pollution Control Corp., Revenue Bonds
Series B
3.600%, due 4/1/40	1,000,000	950,521

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Arizona (continued)
Tempe Industrial Development Authority, Revenue Bonds
Series 2
3.500%, due 12/1/30	$1,000,000	$1,003,948
Tucson Industrial Development Authority/Pima County Industrial Development Auth, Revenue Bonds
Series 1 Insured: GNMA COLL
5.500%, due 1/1/56	1,000,000	1,098,841
		26,829,458
Arkansas — 0.6%
Arkansas Development Finance Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.500%, due 1/1/56	1,000,000	1,096,665
Bentonville School District No 6, General Obligation Bonds
Series D Insured: ST AID WITHHLDG
2.000%, due 6/1/35	1,000,000	872,250
City of Conway AR Telecommunications Revenue, Revenue Bonds
Insured: AG
5.000%, due 12/1/37	335,000	364,444
5.000%, due 12/1/38	300,000	325,028
5.000%, due 12/1/39	350,000	377,050
5.000%, due 12/1/40	300,000	320,582
City of Magnolia AR Sales & Use Tax Revenue, Revenue Bonds
Series B Insured: BAM
4.000%, due 4/1/55	2,150,000	2,157,515
City of West Memphis AR Public Utility System Revenue, Revenue Bonds
Insured: BAM
5.000%, due 12/1/30	390,000	425,512
5.000%, due 12/1/31	410,000	452,553
5.000%, due 12/1/32	430,000	478,780
Little Rock School District, General Obligation Bonds
Series A Insured: AG ST AID WITHHLDG
2.000%, due 2/1/36	1,000,000	844,315
University of Central Arkansas, Revenue Bonds
Series A Insured: AG
5.000%, due 11/1/34	400,000	401,986
		8,116,680
California — 7.1%
Antelope Valley-East Kern Water Agency Financing Authority, Revenue Bonds
Series B
5.000%, due 4/1/55(a)(b)	17,000,000	17,511,741

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a)(b)	$5,185,000	$5,516,744
Series 2
3.902%, (SOFR + 1.45%), due 4/1/56(b)	2,680,000	2,680,344
Series B
5.000%, due 3/1/56(a)(b)	1,750,000	1,911,190
Series C
5.000%, due 8/1/55(a)(b)	4,090,000	4,335,757
Series G
5.000%, due 11/1/55(a)(b)	3,750,000	3,949,796
California Enterprise Development Authority, Revenue Bonds
Series A
4.000%, due 8/1/40	695,000	699,215
Series B
3.500%, due 8/1/40	500,000	489,519
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	250,000	250,561
Series A
5.000%, due 12/1/35	1,250,000	1,428,295
California Infrastructure & Economic Development Bank, Revenue Bonds
Series A
5.000%, due 7/1/40	2,030,000	2,174,437
California Municipal Finance Authority, Certificates of Participation
Series A Insured: AG
5.000%, due 11/1/28	250,000	260,542
5.000%, due 11/1/29	125,000	131,613
5.000%, due 11/1/30	410,000	434,571
5.000%, due 11/1/32	225,000	240,119
5.000%, due 11/1/33	1,175,000	1,248,470
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	421,926
Series 1
3.150%, due 8/1/59(a)(b)	4,000,000	4,021,888
3.537%, due 2/20/41(a)(b)	2,978,298	2,815,320
4.326%, due 11/20/40(a)(b)	1,646,723	1,645,930
Series A
5.000%, due 12/1/33	260,000	283,879
5.000%, due 12/1/34	290,000	317,539
5.000%, due 12/1/35	320,000	349,736
California State Public Works Board, Revenue Bonds
Series C
5.000%, due 11/1/41	4,500,000	5,212,982
California Statewide Communities Development Authority, Revenue Bonds
1.750%, due 9/1/29	1,000,000	947,292
Series H Insured: FNMA COLL
4.250%, due 9/1/67(a)(b)	1,000,000	1,049,005
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series B Insured: AG
5.000%, due 6/1/29	150,000	164,444

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	$1,000,000	$1,138,874
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AG
3.450%, due 8/1/31(c)	150,000	124,241
3.730%, due 8/1/33(c)	35,000	26,527
Los Angeles Department of Water & Power, Revenue Bonds
5.000%, due 7/1/37	995,000	1,089,223
Series A
5.000%, due 7/1/29	525,000	571,348
Series B
5.000%, due 7/1/35	500,000	589,261
5.250%, due 7/1/37	175,000	178,476
Series C
5.000%, due 7/1/29	250,000	272,071
5.000%, due 7/1/30	1,200,000	1,318,807
5.000%, due 7/1/35	920,000	1,060,884
5.000%, due 7/1/36	500,000	571,953
5.000%, due 7/1/36	630,000	670,842
5.000%, due 7/1/42	1,000,000	1,089,170
5.000%, due 7/1/42	1,750,000	1,930,874
5.000%, due 7/1/45	1,750,000	1,877,271
Series D
5.000%, due 7/1/36	110,000	117,131
Series E
5.000%, due 7/1/29	515,000	560,466
5.000%, due 7/1/33	2,250,000	2,607,177
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/35	1,300,000	1,532,078
Series C
5.000%, due 7/1/40	1,500,000	1,699,590
5.000%, due 7/1/41	165,000	179,082
Series C Insured: BAM
5.000%, due 7/1/42	1,000,000	1,107,550
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.500%, due 1/1/56(a)(b)	1,000,000	1,124,117
San Mateo County Transit District Sales Tax Revenue, Revenue Bonds
Series B
1.150%, due 6/1/49(a)(b)	4,260,000	4,260,000
Southern California Public Power Authority, Revenue Bonds
5.000%, due 7/1/26	725,000	732,895
5.000%, due 7/1/29	1,350,000	1,469,181
5.000%, due 7/1/38	585,000	654,910
Series 1
5.000%, due 7/1/29	310,000	337,368
Series 1 Insured: BAM
5.250%, due 7/1/42	1,320,000	1,493,690
Series 2
5.000%, due 7/1/53(a)(b)	5,000,000	5,308,094
Series A
5.000%, due 7/1/31	420,000	474,687

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
State of California, General Obligation Bonds
4.000%, due 9/1/32	$500,000	$503,734
		97,164,427
Colorado — 2.1%
Arapahoe County School District No 5 Cherry Creek, General Obligation Bonds
Series B Insured: ST AID WITHHLDG
2.000%, due 12/15/26	500,000	497,141
Baseline Metropolitan District No 1, General Obligation Bonds
Series A Insured: AG
5.000%, due 12/1/31	1,000,000	1,114,023
City & County of Denver CO Pledged Excise Tax Revenue, Revenue Bonds
Series A
5.000%, due 8/1/44	1,000,000	1,005,439
City of Colorado Springs CO Utilities System Revenue, Revenue Bonds
Series A
5.000%, due 11/15/40	1,000,000	1,142,859
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Series A Insured: MORAL OBLG
4.250%, due 12/1/35	500,000	509,076
5.250%, due 12/1/45	800,000	814,901
Colorado Health Facilities Authority, Revenue Bonds
4.000%, due 11/15/43	2,000,000	1,883,978
5.250%, due 11/1/34	1,000,000	1,141,255
Series A
4.000%, due 8/1/44	250,000	228,953
5.000%, due 9/1/35	1,500,000	1,734,227
5.000%, due 11/15/59(a)(b)	1,000,000	1,089,642
5.000%, due 11/15/60(a)(b)	1,500,000	1,653,805
Series A-1 Insured: BAM
5.000%, due 8/1/35	105,000	111,916
Colorado Housing and Finance Authority, Revenue Bonds
Series E2
3.350%, due 10/1/29	1,000,000	1,018,976
Series K Insured: GNMA COLL
3.875%, due 5/1/50	325,000	327,172
Denver City & County School District No 1, General Obligation Bonds
Series C Insured: ST AID WITHHLDG
5.500%, due 12/1/47	1,760,000	1,937,879
E-470 Public Highway Authority, Revenue Bonds
Series A
5.000%, due 9/1/40	1,000,000	1,119,603
Series B
3.216%, (SOFR + 0.75%), due 9/1/39(b)	1,040,000	1,038,355
Fort Collins-Loveland Water District, Revenue Bonds
5.000%, due 12/1/39	1,300,000	1,496,383

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	$145,000	$153,091
5.000%, due 12/1/29	145,000	155,774
5.250%, due 12/1/37	200,000	222,140
Grand River Hospital District, General Obligation Bonds
Insured: AG
5.250%, due 12/1/37	425,000	443,740
Metropolitan State University of Denver, Revenue Bonds
Series A Insured: ST INTERCEPT
5.000%, due 12/1/41	945,000	1,039,087
Prairie Center Metropolitan District No 3, General Obligation Bonds
Series A
5.875%, due 12/15/46	2,125,000	2,223,324
Public Authority for Colorado Energy, Revenue Bonds
6.500%, due 11/15/38	1,990,000	2,425,584
Town of Castle Rock CO, Certificates of Participation
5.000%, due 12/1/41	1,670,000	1,839,333
Weld County School District No 6 Greeley, Certificates of Participation
Insured: AG
5.000%, due 12/1/39	250,000	266,358
5.250%, due 12/1/41	285,000	303,616
5.250%, due 12/1/44	325,000	339,560
		29,277,190
Connecticut — 1.5%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	622,686
City of New Britain CT, General Obligation Bonds
Series B Insured: AG
5.250%, due 9/1/30	600,000	642,242
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	240,000	245,125
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 7/1/41	3,000,000	3,334,446
5.000%, due 7/1/42	1,415,000	1,552,493
Series AG Insured: AG-CR
2.125%, due 7/1/31	2,000,000	1,882,328
Series B
5.000%, due 7/1/35	1,355,000	1,551,394
5.000%, due 7/1/49(a)(b)	1,300,000	1,400,042
State of Connecticut, General Obligation Bonds
Series A
5.000%, due 4/15/38	5,500,000	5,725,468

	Principal Amount	Value
Municipal Bonds (continued)

Connecticut (continued)
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/39	$1,500,000	$1,546,677
5.250%, due 7/1/40	1,000,000	1,123,397
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	400,757
		20,027,055
Delaware — 0.7%
Delaware State Economic Development Authority, Revenue Bonds
Series A
4.000%, due 10/1/45(a)(b)	2,035,000	2,071,828
Delaware State Health Facilities Authority, Revenue Bonds
5.250%, due 10/1/51	1,500,000	1,575,943
Delaware State Housing Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.750%, due 1/1/55	1,040,000	1,139,109
5.750%, due 1/1/56	990,000	1,093,584
Series B Insured: GNMA/FNMA/FHLMC
6.000%, due 1/1/56	1,100,000	1,232,664
Series C Insured: GNMA/FNMA/FHLMC
6.000%, due 1/1/56	1,250,000	1,393,673
Series D Insured: GNMA/FNMA/FHLMC
5.500%, due 7/1/55	1,160,000	1,265,228
Town of Bridgeville DE, Special Tax
5.250%, due 7/1/44	550,000	552,814
		10,324,843
District of Columbia — 0.7%
District of Columbia Housing Finance Agency, Revenue Bonds
5.000%, due 10/1/41(a)(b)	2,000,000	2,007,413
Series A
2.950%, due 9/1/28	4,500,000	4,508,739
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Series B
6.500%, due 10/1/44(a)	3,000,000	3,192,247
		9,708,399
Florida — 1.7%
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.350%, due 7/1/29	845,000	846,367
City of Lauderhill FL Water & Sewer Revenue, Revenue Bonds
Insured: AG
5.000%, due 10/1/48	1,000,000	1,044,232
City of Miami Beach FL, Revenue Bonds
5.000%, due 9/1/45	1,000,000	1,000,968

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Florida (continued)
City of Orlando FL, Revenue Bonds
Insured: AG
5.000%, due 11/1/38	$2,600,000	$2,949,177
5.000%, due 11/1/39	1,115,000	1,255,172
County of Okeechobee FL, Revenue Bonds
Series A
3.800%, due 7/1/39(a)(b)	1,000,000	1,021,912
County of Pasco FL, Revenue Bonds
Insured: AG
5.250%, due 9/1/29	1,000,000	1,089,982
Series A Insured: AG
5.250%, due 9/1/28	1,000,000	1,065,659
Florida Housing Finance Corp., Revenue Bonds
Series Z
3.150%, due 7/1/43(a)(b)	800,000	804,432
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 10/1/31	400,000	447,129
Hillsborough County Industrial Development Authority, Revenue Bonds
Series C
5.000%, due 11/15/34	1,290,000	1,503,560
JEA Water & Sewer System Revenue, Revenue Bonds
Series A
5.250%, due 10/1/49	1,000,000	1,070,688
Julington Creek Plantation Community Development District, Special Assessment
Insured: AG
5.500%, due 5/1/43	1,250,000	1,354,717
Miami-Dade County Housing Finance Authority, Revenue Bonds
Series A Insured: FNMA COLL HUD SECT 8
4.880%, due 3/1/46	1,000,000	1,003,522
Series B
3.150%, due 8/1/29(a)(b)	680,000	684,235
Series B Insured: HUD SECT 8
3.550%, due 3/1/29(a)(b)	1,000,000	1,016,527
Palm Beach County Housing Finance Authority, Revenue Bonds
2.800%, due 2/1/27(a)(b)	1,000,000	1,000,000
Pinellas County Housing Finance Authority, Revenue Bonds
Series A Insured: FHLMC COLL
4.700%, due 10/1/43	2,080,000	2,122,897
Tampa Bay Water, Revenue Bonds
Series A
5.000%, due 10/1/49	750,000	786,854
Tradition Community Development District No 9, Special Assessment
3.000%, due 5/1/41	1,420,000	1,173,717
		23,241,747

	Principal Amount	Value
Municipal Bonds (continued)

Georgia — 4.8%
Atlanta Urban Residential Finance Authority, Revenue Bonds
Insured: FHA 221(D4) GNMA COLL
3.200%, due 2/1/30(a)(b)	$5,000,000	$5,037,541
Insured: FHA 221(D4) HUD SECT 8
3.450%, due 2/1/29(a)(b)	3,000,000	3,031,446
City of Atlanta GA Airport Passenger Facility Charge, Revenue Bonds
Series C
5.000%, due 7/1/41	1,250,000	1,366,366
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds
5.000%, due 11/1/40	2,500,000	2,507,144
County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds
Series A
5.000%, due 10/1/41	1,415,000	1,597,237
Development Authority of Burke County (The), Revenue Bonds
Series E
3.600%, due 11/1/45(a)(b)	3,015,000	3,100,529
George L Smith II Congress Center Authority, Revenue Bonds
4.000%, due 1/1/36	1,000,000	1,009,436
Georgia Housing & Finance Authority, Revenue Bonds
Series G Insured: GNMA/FNMA COLL
5.000%, due 12/1/45	2,000,000	2,138,431
Macon-Bibb County Housing Authority, Revenue Bonds
3.150%, due 2/1/29(a)(b)	3,500,000	3,512,834
Main Street Energy, Inc., Revenue Bonds
Series D
5.000%, due 12/1/33	6,000,000	6,475,504
Main Street Natural Gas, Inc., Revenue Bonds
Series 2
4.165%, (SOFR + 1.70%), due 12/1/53(b)	5,000,000	5,190,088
Series A
4.000%, due 7/1/52(a)(b)	1,500,000	1,523,757
5.000%, due 6/1/53(a)(b)	1,960,000	2,080,788
Series B
5.000%, due 12/1/52(a)(b)	6,735,000	7,060,956
5.000%, due 7/1/53(a)(b)	1,250,000	1,323,542
Series C
4.000%, due 5/1/52(a)(b)	1,000,000	1,018,900
5.000%, due 12/1/31	1,040,000	1,123,030
Series D
5.000%, due 4/1/54(a)(b)	1,750,000	1,875,099
Series E
5.000%, due 5/1/55(a)(b)	7,230,000	7,786,954
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/39	3,500,000	3,609,335
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	455,369

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Georgia (continued)
Savannah Georgia Convention Center Authority, Revenue Bonds
Series C Insured: AG
5.000%, due 6/1/36	$475,000	$543,294
5.000%, due 6/1/38	525,000	590,423
5.000%, due 6/1/40	600,000	664,652
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/40	450,000	503,640
5.250%, due 2/1/41	400,000	443,399
5.250%, due 2/1/42	350,000	384,596
5.250%, due 2/1/43	425,000	462,545
		66,416,835
Guam — 0.4%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.000%, due 10/1/35	150,000	167,076
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	661,408
5.000%, due 10/1/40	1,000,000	1,014,630
Territory of Guam, Revenue Bonds
Series G
5.000%, due 1/1/31	1,500,000	1,638,334
5.250%, due 1/1/37	2,000,000	2,226,986
		5,708,434
Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/36	1,000,000	1,008,685
State of Hawaii, General Obligation Bonds
Series FW
5.000%, due 1/1/39	1,095,000	1,153,882
State of Hawaii Airports System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/49	1,500,000	1,590,738
		3,753,305
Illinois — 8.4%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AG
5.000%, due 12/1/28	1,000,000	1,052,182
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.000%, due 4/1/34	1,370,000	1,393,515
5.250%, due 4/1/39	1,000,000	1,083,689
5.250%, due 4/1/40	1,720,000	1,852,403
5.500%, due 4/1/43	1,500,000	1,597,525
6.000%, due 4/1/46	8,500,000	8,614,264
Chicago Midway International Airport, Revenue Bonds
Series B
5.000%, due 1/1/40	1,450,000	1,619,761

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Chicago O'Hare International Airport, Revenue Bonds
Insured: BAM
5.000%, due 1/1/37	$1,335,000	$1,479,327
Series B
5.000%, due 1/1/39	2,700,000	2,810,949
5.000%, due 1/1/40	5,000,000	5,597,596
5.000%, due 1/1/48	1,500,000	1,552,726
Series C
5.000%, due 1/1/41	3,000,000	3,357,256
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A
5.000%, due 12/1/49	11,000,000	11,323,389
City of Chicago IL, General Obligation Bonds
Insured: NATL
2.750%, due 1/1/27(c)	515,000	502,254
Series A
5.000%, due 1/1/32	1,500,000	1,586,775
5.500%, due 1/1/40	1,000,000	1,059,837
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	1,000,000	1,096,984
5.250%, due 12/15/39	1,000,000	1,105,842
5.250%, due 12/15/40	1,000,000	1,098,132
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/38	2,100,000	1,984,326
5.000%, due 3/1/32	8,340,000	9,363,260
Illinois Finance Authority, Revenue Bonds
3.705%, (SOFR + 1.15%), due 11/1/34(b)	4,835,000	4,849,297
Series 2
3.650%, due 5/1/31	1,000,000	1,003,775
Series A
4.000%, due 10/1/38	1,540,000	1,540,452
4.250%, due 7/1/41	1,500,000	1,537,474
5.000%, due 8/15/30	1,300,000	1,438,142
5.000%, due 7/1/42	500,000	555,164
5.000%, due 7/1/43	1,000,000	1,095,815
Series B
4.000%, due 8/15/41	1,000,000	968,333
Illinois Housing Development Authority, Revenue Bonds
2.800%, due 8/1/28(a)(b)	3,000,000	3,000,000
3.450%, due 12/1/67(a)(b)	3,000,000	3,008,755
Insured: HUD SECT 8
3.150%, due 2/1/29(a)(b)	2,000,000	2,016,688
Series A Insured: GNMA/FNMA/FHLMC
4.375%, due 10/1/41	515,000	530,731
Series B Insured: GNMA FNMA FHLMC COLL
3.000%, due 4/1/51	805,000	796,950
Series I Insured: GNMA/FNMA/FHLMC
6.000%, due 10/1/55	980,000	1,099,164

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.000%, due 1/1/40	$1,500,000	$1,501,808
Series C
5.000%, due 1/1/38	2,130,000	2,133,037
5.000%, due 1/1/39	1,650,000	1,652,211
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AG
5.000%, due 11/1/32	320,000	325,112
Metropolitan Pier & Exposition Authority, Revenue Bonds
4.000%, due 12/15/42	650,000	631,828
Series A
5.000%, due 12/15/28	1,500,000	1,557,468
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Bonds
Series E
5.000%, due 12/1/41	1,000,000	1,007,314
Rock Island & Mercer Counties Community Unit School District No 300, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/38	805,000	903,151
5.000%, due 12/1/41	1,025,000	1,129,461
5.000%, due 12/1/44	425,000	452,614
5.000%, due 12/1/45	555,000	585,628
5.000%, due 12/1/46	1,790,000	1,870,554
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,809,968
5.000%, due 1/1/29	500,000	532,905
5.000%, due 1/1/42	3,000,000	3,223,174
Series C
5.500%, due 1/1/36	1,500,000	1,589,293
Southwestern Illinois Development Authority, Revenue Bonds
Series B Insured: BAM
5.500%, due 4/1/44	2,000,000	2,184,361
State of Illinois, General Obligation Bonds
Series A
5.000%, due 3/1/29	1,470,000	1,574,152
5.000%, due 3/1/30	1,000,000	1,091,679
Series D
5.000%, due 11/1/28	1,000,000	1,040,134
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	489,584
Village of Rantoul IL, General Obligation Bonds
Insured: AG
5.000%, due 1/1/41	1,045,000	1,136,619
5.000%, due 1/1/46	500,000	515,034
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/36	445,000	501,344

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
5.250%, due 1/1/39	$555,000	$625,847
		114,637,012
Indiana — 2.7%
Avon Community School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/38	1,000,000	1,127,522
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/41	5,730,000	6,241,478
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,184,739
Indiana Finance Authority, Revenue Bonds
Series 4
5.000%, due 10/1/57(a)(b)	2,220,000	2,534,765
Series A
3.000%, due 11/1/30	1,650,000	1,631,569
Series A1
5.000%, due 11/15/42	3,250,000	3,540,003
Series C
3.000%, due 11/1/30	5,600,000	5,522,890
Series D
1.900%, due 11/1/39(a)(b)	2,500,000	2,500,000
Indiana Housing & Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
5.000%, due 7/1/44	310,000	325,631
Indiana Municipal Power Agency, Revenue Bonds
Series A Insured: AG
5.000%, due 1/1/43	1,225,000	1,327,763
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series A
5.000%, due 7/15/40	1,500,000	1,660,685
Series B1
5.000%, due 1/1/38	475,000	541,929
5.000%, due 1/1/42	500,000	546,536
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.000%, due 7/1/39	1,000,000	1,084,563
5.000%, due 7/1/40	1,910,000	2,050,248
5.000%, due 7/1/43	1,470,000	1,541,162
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	1,000,000	1,100,732
Westfield-Washington Multi-School Building Corp., Revenue Bonds
Series C Insured: BAM ST AID INTERCEPT
5.000%, due 7/15/41	1,900,000	2,078,397
		36,540,612

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Iowa — 1.2%
City of Des Moines IA, General Obligation Bonds
Series F
2.000%, due 6/1/35	$2,020,000	$1,750,062
2.000%, due 6/1/36	2,060,000	1,735,056
Hampton-Dumont Community School District, Revenue Bonds
Insured: AG
6.000%, due 6/1/29	965,000	1,027,682
Iowa Finance Authority, Revenue Bonds
5.500%, due 12/1/45	1,690,000	1,751,657
Series G Insured: GNMA/FHLMC
6.250%, due 7/1/54	980,000	1,087,800
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	319,789
5.000%, due 10/1/35	360,000	381,837
5.000%, due 10/1/36	365,000	385,232
Jesup Community School District, General Obligation Bonds
Insured: AG
5.000%, due 6/1/27	490,000	505,301
State of Iowa Board of Regents, Revenue Bonds
Series A
4.000%, due 9/1/41	3,297,000	3,353,391
4.125%, due 9/1/42	1,230,000	1,247,313
4.250%, due 9/1/43	1,000,000	1,012,650
4.250%, due 9/1/44	1,485,000	1,488,412
4.375%, due 9/1/45	1,000,000	1,001,423
		17,047,605
Kansas — 0.5%
City of Manhattan KS, General Obligation Bonds
Series A
5.000%, due 11/1/41	1,555,000	1,699,334
Douglas County Unified School District No 497 Lawrence, General Obligation Bonds
Series A Insured: BAM
3.625%, due 9/1/37	3,410,000	3,420,280
Kansas Development Finance Authority, Revenue Bonds
Series C
5.000%, due 6/1/43(a)(b)	1,305,000	1,328,991
		6,448,605
Kentucky — 3.0%
City of Ashland KY, Revenue Bonds
Series A
5.000%, due 2/1/40	500,000	500,392
Kentucky Bond Development Corp., Revenue Bonds
Series A Insured: AG
5.000%, due 8/15/55(a)(b)	2,050,000	2,346,125
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 1/1/45	1,000,000	1,000,301

	Principal Amount	Value
Municipal Bonds (continued)

Kentucky (continued)
Kentucky Housing Corp., Revenue Bonds
Insured: HUD SECT 8
3.150%, due 5/1/30(a)(b)	$1,500,000	$1,507,475
Kentucky Municipal Energy Agency, Revenue Bonds
5.000%, due 1/1/38	1,000,000	1,110,950
5.000%, due 1/1/41	1,000,000	1,076,796
Insured: AG
5.000%, due 1/1/45	915,000	952,472
Kentucky Municipal Power Agency, Revenue Bonds
Series A Insured: NATL
5.000%, due 9/1/42	810,000	810,435
Kentucky Public Energy Authority, Revenue Bonds
Series A
4.000%, due 12/1/50(a)(b)	5,000,000	5,038,734
5.000%, due 5/1/55(a)(b)	2,000,000	2,118,685
5.250%, due 6/1/55(a)(b)	5,000,000	5,320,313
Series A-1
5.250%, due 4/1/54(a)(b)	2,500,000	2,701,878
Series B
5.000%, due 12/1/33	5,000,000	5,240,395
5.000%, due 1/1/55(a)(b)	7,430,000	8,004,829
Series C
4.000%, due 2/1/50(a)(b)	2,325,000	2,361,279
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
2.000%, due 10/1/33	1,000,000	884,303
5.000%, due 10/1/32	500,000	506,628
		41,481,990
Louisiana — 1.0%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/38	550,000	612,981
City of New Orleans LA, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/33	1,250,000	1,384,654
City of Shreveport LA, General Obligation Bonds
Insured: AG
5.000%, due 3/1/38	825,000	926,540
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	104,908
Louisiana Housing Corp., Revenue Bonds
3.150%, due 7/1/44(a)(b)	805,000	809,746
Series 1
4.500%, due 12/1/47	650,000	657,037
Series A Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 7/1/26	6,000,000	6,053,524
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
3.500%, due 11/1/32	1,000,000	1,001,531

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds
Series B
5.000%, due 5/15/30	$1,875,000	$2,045,193
		13,596,114
Maine — 0.1%
Maine State Housing Authority, Revenue Bonds
Series A
6.000%, due 11/15/56	1,000,000	1,126,435
Maine Turnpike Authority, Revenue Bonds
Insured: AG
5.000%, due 7/1/30	245,000	271,158
		1,397,593
Maryland — 1.0%
Maryland Community Development Administration, Revenue Bonds
Series A
1.900%, due 9/1/31	1,505,000	1,379,232
4.500%, due 9/1/48	1,000,000	1,017,207
Series A Insured: GNMA/FNMA/FHLMC
5.000%, due 9/1/42	1,000,000	1,050,387
Maryland Department of Housing & Community Development, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/56	500,000	567,997
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
Insured: AG
5.000%, due 7/1/36	3,710,000	4,286,279
Series A
5.000%, due 7/1/37	550,000	606,446
5.000%, due 7/1/39	1,200,000	1,300,862
Maryland Stadium Authority, Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 5/1/42	1,820,000	1,867,896
Montgomery County Housing Opportunities Commission, Revenue Bonds
Series A Insured: FHA 542(C)
3.850%, due 7/1/34	1,000,000	1,043,681
		13,119,987
Massachusetts — 0.8%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
2.950%, due 7/1/31(c)	1,000,000	853,473
Massachusetts Department of Transportation, Revenue Bonds
Series A Insured: NATL
3.050%, due 1/1/29(c)	570,000	529,996

	Principal Amount	Value
Municipal Bonds (continued)

Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue Bonds
Series 1
5.000%, due 5/15/55(a)(b)	$2,000,000	$2,293,845
Series E
5.000%, due 7/1/37	500,000	501,696
Series F
5.000%, due 7/1/44	2,000,000	2,156,494
Massachusetts Housing Finance Agency, Revenue Bonds
Series 218
3.000%, due 12/1/50	2,455,000	2,440,123
Series RE Insured: GNMA/FNMA/FHLMC
3.000%, due 6/1/51	895,000	885,667
Town of Hudson MA, G.O. Ltd Notes
5.000%, due 6/11/26	1,000,000	1,005,131
		10,666,425
Michigan — 2.0%
County of Genesee MI, General Obligation Bonds
Insured: AG
5.000%, due 6/1/28	90,000	95,212
5.000%, due 6/1/30	210,000	231,858
Four Lakes Special Assessment District, Special Assessment
Insured: AG CNTY GTD
5.000%, due 6/1/42	2,105,000	2,249,174
5.125%, due 6/1/45	1,710,000	1,789,578
Grand Rapids Public Schools, General Obligation Bonds
Insured: AG
5.000%, due 5/1/28	2,105,000	2,118,816
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/36	810,000	816,450
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/46	500,000	501,726
Series B Insured: BAM
5.000%, due 7/1/46	2,525,000	2,533,920
Michigan Finance Authority, Revenue Bonds
3.750%, due 12/1/38	1,000,000	1,040,054
3.875%, due 12/1/44(a)(b)	1,505,000	1,506,245
5.000%, due 11/1/44	1,000,000	1,000,438
Series MI
3.130%, (Municipal Swap Index + 0.85%), due 12/1/39(b)	1,500,000	1,500,179
Michigan State Building Authority, Revenue Bonds
Series I
5.000%, due 4/15/41	2,175,000	2,197,390

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Michigan (continued)
Michigan State Housing Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 11/1/26(a)(b)	$2,000,000	$2,010,955
Series D
6.250%, due 6/1/55	785,000	869,270
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,484,273
4.000%, due 5/1/37	2,655,000	2,709,177
State of Michigan Trunk Line Revenue, Revenue Bonds
5.500%, due 11/15/44	2,000,000	2,222,076
		26,876,791
Minnesota — 0.8%
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/31	1,250,000	1,316,562
Minnesota Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.000%, due 7/1/52	3,610,000	3,567,204
Series B Insured: GNMA/FNMA/FHLMC
2.400%, due 1/1/35	1,490,000	1,336,584
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/55	1,285,000	1,464,042
Series E Insured: GNMA/FNMA/FHLMC
3.500%, due 7/1/50	595,000	595,703
Series F Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/56	990,000	1,108,764
Series U Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/55	1,090,000	1,236,907
		10,625,766
Mississippi — 0.3%
Mississippi Development Bank, Revenue Bonds
5.250%, due 6/1/40	750,000	847,594
Insured: BAM
3.000%, due 3/1/35	1,140,000	1,067,053
5.000%, due 3/1/39	740,000	808,754
5.000%, due 3/1/40	455,000	491,601
Mississippi Home Corp., Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.000%, due 12/1/39	1,000,000	1,088,783
		4,303,785
Missouri — 1.8%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,320,046
5.000%, due 9/1/28	1,000,000	1,064,280

	Principal Amount	Value
Municipal Bonds (continued)

Missouri (continued)
City of St Louis MO Airport Revenue, Revenue Bonds
Series A Insured: AG
5.250%, due 7/1/49	$1,525,000	$1,612,591
County of Phelps MO, Revenue Bonds
5.000%, due 12/1/39	1,915,000	2,083,163
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
Series A
3.000%, due 7/1/41	1,500,000	1,309,051
Series B
5.000%, due 11/15/40	785,000	865,333
5.000%, due 11/15/44	1,000,000	1,053,336
Hickman Mills C-1 School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,692,243
Missouri Housing Development Commission, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.750%, due 5/1/56	1,090,000	1,196,110
Series F Insured: GNMA/FNMA/FHLMC
6.000%, due 5/1/56	2,000,000	2,232,091
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A
5.000%, due 12/1/40	1,445,000	1,453,354
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series B-R
2.900%, due 9/1/33	3,000,000	2,837,269
St Charles County School District No R-IV Wentzville, General Obligation Bonds
Insured: ST AID DIR DEP
3.380%, due 3/1/27(c)	2,095,000	2,027,609
Wright City R-II School District, General Obligation Bonds
Insured: AG
6.000%, due 3/1/29	150,000	165,467
6.000%, due 3/1/31	35,000	40,729
6.000%, due 3/1/33	500,000	598,782
6.000%, due 3/1/35	530,000	629,914
		24,181,368
Nebraska — 0.4%
Central Plains Energy Project, Revenue Bonds
Series A
5.000%, due 9/1/27	1,000,000	1,031,140
5.000%, due 9/1/29	1,725,000	1,839,620
Omaha Public Power District, Revenue Bonds
Series A
5.000%, due 2/1/42	835,000	855,825

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Nebraska (continued)
Omaha Public Power District Nebraska City Station Unit 2, Revenue Bonds
Series A
5.000%, due 2/1/46	$1,235,000	$1,235,000
Omaha School District, General Obligation Bonds
1.750%, due 12/15/35	1,500,000	1,245,821
		6,207,406
Nevada — 0.2%
City of Mesquite NV Special Improvement District No 07-01 Athem at Mesquite, Special Assessment
Series 01
4.250%, due 8/1/37	1,005,000	993,579
County of Clark NV, General Obligation Bonds
Series A
4.000%, due 7/1/39	1,000,000	1,000,459
State of Nevada Highway Improvement Revenue, Revenue Bonds
Series C
3.000%, due 12/1/41	1,000,000	908,828
		2,902,866
New Hampshire — 1.8%
New Hampshire Business Finance Authority, Revenue Bonds
Series 1
4.167%, due 1/20/41(a)(b)	1,221,089	1,219,692
4.218%, due 11/20/42(a)(b)	6,472,384	6,362,744
4.250%, due 7/1/51	978,252	992,048
4.946%, due 2/20/41(a)(b)	4,993,722	5,274,004
Series A
3.625%, due 8/20/39	1,086,794	1,060,989
4.162%, due 10/1/51(a)(b)	1,486,107	1,498,171
4.182%, due 11/20/39(a)(b)	2,472,074	2,482,420
Series C
5.250%, due 7/1/42	1,530,000	1,611,316
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Series C
3.300%, due 6/1/38(a)(b)	1,000,000	1,006,083
New Hampshire Housing Finance Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/56	1,290,000	1,479,121
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/56	1,400,000	1,614,808
		24,601,396
New Jersey — 1.7%
East Rutherford Board of Education, General Obligation Bonds
Insured: BAM
2.000%, due 7/15/34	1,250,000	1,111,593
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	420,081

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey (continued)
Hillsdale School District, General Obligation Bonds
Insured: SCH BD RES FD
2.250%, due 8/15/31	$1,760,000	$1,696,165
New Jersey Economic Development Authority, Revenue Bonds
5.000%, due 11/1/35	500,000	541,435
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B Insured: HUD SECT 8
3.375%, due 11/1/27	1,000,000	1,008,872
Series M
5.050%, due 10/1/45	4,000,000	4,098,101
6.500%, due 4/1/56	5,000,000	5,656,893
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.250%, due 6/15/43	2,790,000	2,898,673
Series AA
5.000%, due 6/15/37	1,300,000	1,412,582
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.000%, due 1/1/42	1,000,000	1,091,272
Series C
5.000%, due 1/1/45	1,600,000	1,713,722
South Jersey Transportation Authority, Revenue Bonds
Series A Insured: BAM
4.000%, due 11/1/39	1,485,000	1,520,346
		23,169,735
New Mexico — 0.5%
City of Farmington NM, Revenue Bonds
Series A
2.150%, due 4/1/33	3,000,000	2,658,232
Series B
2.150%, due 4/1/33	2,000,000	1,772,155
3.875%, due 6/1/40(a)(b)	2,000,000	2,046,755
		6,477,142
New York — 7.4%
Albany Capital Resource Corp., Revenue Bonds
Series A
5.000%, due 5/1/39	1,000,000	1,125,275
Build NYC Resource Corp., Revenue Bonds
Series A
4.125%, due 12/1/35	1,250,000	1,311,027
City of New York NY, General Obligation Bonds
Series 1 Insured: BAM
5.000%, due 9/1/44	1,500,000	1,602,357
Series 2
1.950%, due 2/1/55(a)(b)	17,000,000	17,000,000
Series 5
1.950%, due 6/1/44(a)(b)	6,000,000	6,000,000
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.000%, due 2/15/39	1,740,000	1,773,173

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
Long Island Power Authority, Revenue Bonds
Series B
3.000%, due 9/1/49(a)(b)	$1,780,000	$1,786,022
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.000%, due 11/15/44	2,000,000	2,109,242
5.000%, due 11/15/47	1,015,000	1,043,587
Series A1
5.000%, due 11/15/29	500,000	503,183
Series C1
3.250%, due 11/15/36	370,000	339,620
Series E1
1.950%, due 11/15/50(a)(b)	2,400,000	2,400,000
Monroe County Industrial Development Corp., Revenue Bonds
4.000%, due 12/1/36	1,000,000	1,003,357
New York City Housing Development Corp., Revenue Bonds
Series 2
3.400%, due 11/1/64(a)(b)	1,000,000	1,010,071
3.750%, due 5/1/65(a)(b)	1,250,000	1,274,747
Series 2A Insured: REMIC FHA INS 542(c)
3.400%, due 11/1/62(a)(b)	780,000	780,231
New York City Municipal Water Finance Authority, Revenue Bonds
1.850%, due 6/15/50(a)(b)	5,000,000	5,000,000
5.000%, due 6/15/48	1,000,000	1,044,627
Series CC
5.000%, due 6/15/46	2,500,000	2,638,756
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series 1
4.000%, due 11/1/38	1,000,000	1,023,177
5.000%, due 2/1/42	1,830,000	2,025,643
5.000%, due 11/1/42	1,250,000	1,375,185
5.000%, due 11/1/46	500,000	526,100
Series A-3
4.000%, due 5/1/43	215,000	208,772
Series C
5.250%, due 5/1/48	2,000,000	2,104,662
Series D
5.250%, due 5/1/48	1,250,000	1,322,358
Series E3
1.850%, due 2/1/45(a)(b)	5,000,000	5,000,000
New York Energy Finance Development Corp., Revenue Bonds
5.000%, due 7/1/56(a)(b)	3,500,000	3,730,021
New York Liberty Development Corp., Revenue Bonds
2.450%, due 9/15/69	500,000	473,878
Series 1
5.000%, due 11/15/44	5,000,000	5,000,094
Series 1WTC Insured: BAM
4.000%, due 2/15/43	2,000,000	1,963,366
Series AG Insured: AG-CR
2.750%, due 11/15/41	1,070,000	869,364

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
New York Power Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 11/15/36	$1,215,000	$1,414,292
New York State Dormitory Authority, Revenue Bonds
5.000%, due 10/1/35	1,400,000	1,541,174
Insured: AG
5.250%, due 7/1/41	1,000,000	1,121,119
5.250%, due 10/1/43	1,300,000	1,391,821
Series 1 Insured: AG
5.000%, due 7/1/37	750,000	860,235
5.250%, due 7/1/43	1,095,000	1,206,209
Series A
4.000%, due 3/15/39	500,000	510,793
4.000%, due 3/15/41	1,500,000	1,510,768
5.000%, due 7/1/39	1,220,000	1,228,577
Series B
5.000%, due 2/15/40	815,000	836,423
5.000%, due 2/15/40	5,000	5,192
Series E
3.000%, due 3/15/41	500,000	441,232
5.000%, due 3/15/41	2,000,000	2,096,259
New York State Housing Finance Agency, Revenue Bonds
Series 2
3.350%, due 6/15/54(a)(b)	1,000,000	1,006,009
Series 2 Insured: SONYMA
3.375%, due 5/1/65(a)(b)	3,420,000	3,452,273
Series 2 Insured: SONYMA HUD SECT 8
3.600%, due 11/1/64(a)(b)	1,500,000	1,514,047
New York State Thruway Authority, Revenue Bonds
Series A
4.000%, due 3/15/43	1,165,000	1,153,451
Onondaga Civic Development Corp., Revenue Bonds
5.000%, due 12/1/41	500,000	566,207
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series 2
5.000%, due 11/15/42	1,000,000	1,105,004
5.250%, due 5/15/47	1,250,000	1,317,358
Series AG Insured: AG-CR
2.000%, due 5/15/45(a)(b)	1,345,000	1,305,179
Utility Debt Securitization Authority, Revenue Bonds
Series 1
5.000%, due 12/15/41	500,000	564,803
		101,516,320
North Carolina — 2.0%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series C
1.850%, due 1/15/37(a)(b)	5,000,000	5,000,000
Series G
1.850%, due 1/15/48(a)(b)	5,200,000	5,200,000

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

North Carolina (continued)
City of Charlotte NC Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/42	$1,400,000	$1,557,533
City of Fayetteville NC Public Works Commission Revenue, Revenue Bonds
2.000%, due 3/1/36	3,395,000	2,945,157
County of Alamance NC, General Obligation Bonds
2.000%, due 5/1/35	1,500,000	1,335,158
County of Gaston NC, General Obligation Bonds
5.000%, due 3/1/39	1,000,000	1,154,321
Durham Housing Authority, Revenue Bonds
3.200%, due 1/1/44(a)(b)	2,500,000	2,515,435
Nash Health Care Systems, Revenue Bonds
5.500%, due 2/1/44	495,000	539,120
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
5.500%, due 1/1/54	850,000	919,624
Series 43 Insured: GNMA/FNMA/FHLMC
2.625%, due 1/1/35	1,000,000	938,926
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/55	965,000	1,085,100
North Carolina Medical Care Commission, Revenue Bonds
Series A
5.000%, due 6/1/38	1,100,000	1,254,367
Series B
5.000%, due 6/1/55(a)(b)	1,000,000	1,089,287
Raleigh Housing Authority, Revenue Bonds
3.150%, due 1/1/44(a)(b)	1,450,000	1,458,456
		26,992,484
North Dakota — 0.4%
City of Grand Forks ND, Revenue Bonds
Series A Insured: AG
5.000%, due 12/1/26	400,000	407,325
5.000%, due 12/1/27	450,000	466,535
5.000%, due 12/1/28	500,000	528,640
5.000%, due 12/1/29	675,000	726,500
Series AG Insured: AG-CR
4.000%, due 12/1/37	1,250,000	1,253,537
North Dakota Housing Finance Agency, Revenue Bonds
Series C
6.250%, due 1/1/55	965,000	1,085,776
Series D
6.000%, due 7/1/55	990,000	1,111,252
		5,579,565
Ohio — 2.5%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,349,390

	Principal Amount	Value
Municipal Bonds (continued)

Ohio (continued)
5.000%, due 11/15/29	$1,100,000	$1,203,411
American Municipal Power, Inc., Revenue Bonds
Series A
5.000%, due 2/15/41	1,280,000	1,281,219
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series 2
3.000%, due 6/1/48	500,000	352,945
4.000%, due 6/1/37	2,500,000	2,500,579
City of Toledo OH, General Obligation Bonds
Insured: AG
5.250%, due 12/1/36	1,000,000	1,122,426
5.500%, due 12/1/39	1,330,000	1,485,337
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	1,000,000	1,058,151
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/34	1,000,000	1,162,472
County of Franklin OH, Revenue Bonds
Series B
1.900%, due 11/1/42(a)(b)	4,700,000	4,700,000
Forest Hills Local School District, General Obligation Bonds
5.000%, due 12/1/44	630,000	630,251
JobsOhio Beverage System, Revenue Bonds
Series A
5.000%, due 1/1/38	5,125,000	5,970,282
Ohio Air Quality Development Authority, Revenue Bonds
Series A
3.875%, due 1/1/36	2,000,000	2,003,898
Series D
3.200%, due 5/1/26	1,000,000	1,000,004
Ohio Housing Finance Agency, Revenue Bonds
3.200%, due 1/1/46(a)(b)	1,750,000	1,761,030
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/56	995,000	1,107,152
Series B
3.000%, due 9/1/39	1,435,000	1,284,963
Series B Insured: GNMA/FNMA/FHLMC
6.500%, due 3/1/56	1,000,000	1,158,349
State of Ohio, General Obligation Bonds
Series A
2.000%, due 3/1/33	700,000	635,177
Summit County Development Finance Authority, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/35	445,000	502,679
5.000%, due 7/1/40	910,000	984,138
5.000%, due 7/1/45	1,000,000	1,032,142
		34,285,995

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Oklahoma — 0.3%
Carter County Public Facilities Authority, Revenue Bonds
5.000%, due 9/1/32	$1,000,000	$1,039,867
Cleveland County Home Loan Authority, Revenue Bonds
Series A Insured: GNMA COLL
6.000%, due 7/1/56	1,865,000	2,113,922
Oklahoma Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 9/1/56	1,000,000	1,135,994
		4,289,783
Oregon — 1.4%
City of Portland OR Sewer System Revenue, Revenue Bonds
Series A
5.000%, due 12/1/47	1,680,000	1,771,493
Oregon State Lottery, Revenue Bonds
Series A
5.000%, due 4/1/39	1,250,000	1,438,127
5.000%, due 4/1/41	2,500,000	2,825,975
Salem Hospital Facility Authority, Revenue Bonds
Series A
4.000%, due 5/15/41	1,000,000	994,677
State of Oregon, General Obligation Bonds
Series A
5.250%, due 5/1/42	2,000,000	2,285,572
Series D
5.000%, due 5/1/39	815,000	940,157
State of Oregon Department of Transportation, Revenue Bonds
Series A
5.000%, due 11/15/42	5,000,000	5,258,140
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/54	940,000	1,054,427
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
3.000%, due 9/1/44	2,000,000	1,647,743
Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds
Series A Insured: SCH BD GTY
4.290%, due 6/15/40(c)	1,000,000	543,582
		18,759,893
Pennsylvania — 2.9%
Chester County Industrial Development Authority, Revenue Bonds
5.000%, due 10/1/29	350,000	364,748
Coatesville School District, General Obligation Bonds
Insured: BAM
5.250%, due 11/15/37	4,000,000	4,319,562

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
Commonwealth Financing Authority, Revenue Bonds
Insured: AG
4.000%, due 6/1/39	$920,000	$919,696
Conrad Weiser Area School District, General Obligation Bonds
Insured: AG ST AID WITHHLDG
4.000%, due 9/1/34	1,000,000	1,017,303
County of Allegheny PA, General Obligation Bonds
Series C76
5.000%, due 11/1/41	1,000,000	1,007,902
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	255,808
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, due 8/15/31	450,000	507,547
5.000%, due 8/15/33	2,000,000	2,315,913
Series A Insured: AG
3.228%, (3 Month SOFR + 0.60%), due 7/1/27(b)	60,000	59,677
Series B
5.000%, due 10/1/34	1,000,000	1,001,834
Pennsylvania Housing Finance Agency, Revenue Bonds
6.000%, due 10/1/54	970,000	1,059,297
Insured: FNMA COLL
4.900%, due 6/1/41	500,000	520,236
Series 137
3.000%, due 10/1/51	14,585,000	14,238,414
Pennsylvania Turnpike Commission, Revenue Bonds
5.000%, due 12/1/43	1,000,000	1,079,145
Series B
5.250%, due 12/1/47	1,000,000	1,057,263
Philadelphia Gas Works Co., Revenue Bonds
5.000%, due 10/1/30	1,435,000	1,459,205
Philadelphia Housing Authority, Revenue Bonds
Series A
5.000%, due 3/1/37	2,530,000	2,810,675
5.250%, due 3/1/38	2,500,000	2,813,522
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 9/1/36	1,285,000	1,431,274
Temple University-of The Commonwealth System of Higher Education, Revenue Bonds
Insured: AG
5.000%, due 4/1/45	1,000,000	1,059,073
		39,298,094
Puerto Rico — 2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A
4.000%, due 7/1/42	2,000,000	1,901,289

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Puerto Rico (continued)
5.000%, due 7/1/47	$2,500,000	$2,478,346
Series B
4.000%, due 7/1/42	2,000,000	1,901,289
5.000%, due 7/1/29	1,907,000	1,995,729
Puerto Rico Electric Power Authority, Revenue Bonds
Insured: NATL
5.250%, due 7/1/35	1,465,000	1,485,601
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/31	500,000	541,527
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series 2
4.329%, due 7/1/40	16,069,000	15,971,670
Series A1
4.500%, due 7/1/34	2,000,000	2,000,295
		28,275,746
Rhode Island — 0.3%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AG
5.000%, due 7/1/38	350,000	379,746
5.000%, due 7/1/39	350,000	377,075
5.000%, due 7/1/40	350,000	372,846
Series F
5.500%, due 5/15/41	180,000	198,753
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Insured: GNMA COLL
5.250%, due 10/1/49	1,000,000	1,040,560
Series 77-A Insured: GNMA COLL
5.000%, due 10/1/28	350,000	371,233
Series A Insured: GNMA COLL
5.000%, due 10/1/41	1,000,000	1,078,480
		3,818,693
South Carolina — 2.0%
County of Charleston SC, General Obligation Bonds
Series A
2.000%, due 11/1/39	2,000,000	1,591,057
Medical University Hospital Authority, Revenue Bonds
Insured: FHA INS
5.000%, due 11/15/40	2,000,000	2,146,121
Patriots Energy Group Financing Agency, Revenue Bonds
Series 2
4.338%, (SOFR + 1.90%), due 2/1/54(b)	6,000,000	6,277,661
South Carolina Jobs-Economic Development Authority, Revenue Bonds
4.000%, due 3/1/62(a)(b)	1,000,000	1,031,959
Series AG Insured: AG-CR
4.000%, due 11/1/42	1,000,000	987,080

	Principal Amount	Value
Municipal Bonds (continued)

South Carolina (continued)
South Carolina Public Service Authority, Revenue Bonds
Series A
4.000%, due 12/1/40	$2,250,000	$2,257,260
4.000%, due 12/1/42	675,000	668,257
5.000%, due 12/1/45	2,000,000	2,105,852
Series B
5.000%, due 12/1/36	100,000	101,589
5.000%, due 12/1/46	750,000	780,531
Series B Insured: AG
5.000%, due 12/1/40	1,120,000	1,245,269
Series E Insured: AG
5.250%, due 12/1/37	2,000,000	2,250,291
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
4.150%, due 7/1/40	970,000	980,706
6.500%, due 7/1/55	985,000	1,129,532
Series B Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/55	990,000	1,140,621
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,945,000	2,092,025
Spartanburg Regional Health Services District, Revenue Bonds
Series A
3.625%, due 4/15/39	815,000	773,682
		27,559,493
South Dakota — 0.3%
South Dakota Health & Educational Facilities Authority, Revenue Bonds
5.000%, due 9/1/41	900,000	988,659
5.000%, due 9/1/43	1,000,000	1,071,457
Series 2
5.000%, due 11/1/51(a)(b)	1,500,000	1,670,224
South Dakota Housing Development Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 11/1/55	975,000	1,100,221
		4,830,561
Tennessee — 1.9%
City of Memphis TN Sanitary Sewerage System Revenue, Revenue Bonds
Insured: AG
5.000%, due 6/1/43	3,145,000	3,413,005
Health Educational and Housing Facility Board of the City of Memphis/the, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 7/1/27(a)(b)	785,000	792,263
5.000%, due 7/1/27(a)(b)	520,000	524,811

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
Series B
3.600%, due 2/1/45(a)(b)	$3,000,000	$3,047,606
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/35	2,300,000	2,606,308
Series B
5.000%, due 9/1/44(a)(b)	2,000,000	2,165,625
5.000%, due 9/1/49(a)(b)	1,300,000	1,381,377
Tennergy Corp., Revenue Bonds
Series A
4.000%, due 12/1/51(a)(b)	1,070,000	1,089,978
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.000%, due 11/1/34	5,250,000	5,706,535
5.000%, due 12/1/35	3,250,000	3,500,555
Tennessee Housing Development Agency, Revenue Bonds
Series 1
2.050%, due 7/1/36	1,800,000	1,533,119
		25,761,182
Texas — 12.3%
Alamito Public Facility Corp., Revenue Bonds
Insured: HUD SECT 8
5.000%, due 8/1/44(a)(b)	1,000,000	1,001,382
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
4.000%, due 2/15/44	1,590,000	1,536,234
Series A Insured: PSF-GTD
5.000%, due 8/15/32	2,135,000	2,427,281
Arlington Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	1,500,000	1,503,345
Austin Community College District, General Obligation Bonds
5.000%, due 8/1/38	1,000,000	1,138,291
Barbers Hill Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	1,011,049
Brazos County Municipal Utility District No 1, General Obligation Bonds
Insured: AG
4.250%, due 9/1/37	530,000	547,526
4.625%, due 9/1/41	630,000	647,062
Capital Area Housing Finance Corp., Revenue Bonds
3.200%, due 1/1/41(a)(b)	1,650,000	1,650,218
3.200%, due 1/1/41(a)(b)	2,850,000	2,850,377

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Central Texas Turnpike System, Revenue Bonds
Series B
5.000%, due 8/15/42(a)(b)	$1,000,000	$1,088,482
Series C
5.000%, due 8/15/34	1,000,000	1,169,729
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,361,761
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AG
5.000%, due 2/15/43	250,000	255,020
City of College Station TX, General Obligation Bonds
2.125%, due 2/15/39	1,020,000	821,989
City of Corpus Christi TX Utility System Revenue, Revenue Bonds
5.000%, due 7/15/28	1,000,000	1,062,212
5.000%, due 7/15/32	1,000,000	1,142,200
Insured: AG
5.000%, due 7/15/30	1,000,000	1,108,975
5.000%, due 7/15/31	1,455,000	1,642,958
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/40	500,000	366,901
City of Galveston TX Wharves & Terminal Revenue, Revenue Bonds
Series B
5.250%, due 8/1/43	1,000,000	1,064,569
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AG
5.000%, due 8/15/26	1,000,000	1,013,537
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Series C
2.500%, due 11/15/40	2,000,000	1,616,851
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
Series B
5.000%, due 2/1/33	1,500,000	1,736,568
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	6,625,000	6,711,274
Dallas College, General Obligation Bonds
3.000%, due 2/15/28	1,575,000	1,575,364
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/42	1,500,000	1,074,850
Del Valle Independent School District TX, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 6/15/39	1,000,000	793,991
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/15/41	1,055,000	1,165,498
Series B2 Insured: PSF-GTD
4.000%, due 8/15/55(a)(b)	2,500,000	2,660,868

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Edinburg Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	$1,235,000	$1,236,801
Fort Bend County Municipal Utility District No 167, General Obligation Bonds
Insured: AG
3.000%, due 9/1/33	115,000	109,391
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series C Insured: AG
2.500%, due 12/1/39	2,045,000	1,733,101
Fort Bend County Municipal Utility District No 185, General Obligation Bonds
Insured: AG
3.250%, due 9/1/35	235,000	229,018
Fort Bend Independent School District, General Obligation Bonds
Series B Insured: PSF-GTD
4.000%, due 8/1/54(a)(b)	1,300,000	1,327,392
FW Chaparral PFC, Revenue Bonds
4.000%, due 10/1/35	1,530,000	1,534,081
FW Ramble Public Facility Corp., Revenue Bonds
4.000%, due 10/1/35	1,000,000	997,627
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,223,065
Harris County Health Facilities Development Corp., Revenue Bonds
Series RF
1.900%, due 12/1/41(a)(b)	5,000,000	5,000,000
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	313,173
6.500%, due 4/1/29	325,000	339,605
Harris County Municipal Utility District No 43, General Obligation Bonds
Insured: AG
6.250%, due 9/1/32	1,805,000	2,022,820
Harris County Municipal Utility District No 489, General Obligation Bonds
Series A Insured: AG
6.500%, due 9/1/29	800,000	866,627
Harris County Water Control & Improvement District No 159, General Obligation Bonds
Insured: BAM
6.375%, due 9/1/30	1,335,000	1,465,254
Hays Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/43	1,000,000	1,001,374
5.000%, due 2/15/40	1,750,000	1,976,627

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Housing Options, Inc., Revenue Bonds
Insured: HUD SECT 8
3.050%, due 2/1/45(a)(b)	$3,850,000	$3,872,011
Housing Synergy PFC, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 2/1/27(a)(b)	1,000,000	1,000,000
Houston Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,915,512
Irving Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/38	1,490,000	1,648,095
Kerrville Public Utility Board Public Facility Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 4/15/32	1,785,000	2,016,645
5.000%, due 4/15/33	1,880,000	2,144,750
5.000%, due 4/15/34	1,980,000	2,276,323
5.000%, due 4/15/35	2,075,000	2,396,656
5.000%, due 4/15/36	2,170,000	2,481,089
5.000%, due 4/15/37	1,135,000	1,283,489
5.000%, due 4/15/38	1,200,000	1,345,851
5.000%, due 4/15/39	1,250,000	1,391,142
5.000%, due 4/15/40	1,320,000	1,448,826
5.250%, due 4/15/45	3,905,000	4,153,929
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	705,672
Leander Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
2.750%, due 8/15/30(c)	575,000	507,957
3.050%, due 8/15/33(c)	1,000,000	795,628
Lewisville Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	1,000,391
Mansfield Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	5,280,000	5,999,293
5.000%, due 2/15/40	5,325,000	6,001,306
5.000%, due 2/15/41	3,575,000	3,988,408
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	1,000,000	974,646
Series 2
4.000%, due 6/1/30	1,070,000	1,070,578
Montgomery County Municipal Utility District No 126, General Obligation Bonds
Insured: AG
2.625%, due 9/1/39	380,000	306,657
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
3.375%, due 9/1/34	325,000	320,924
5.000%, due 9/1/41	560,000	568,597

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.000%, due 11/1/40	$2,000,000	$2,139,781
Series A
5.000%, due 8/15/35	1,425,000	1,658,896
5.000%, due 8/15/39	1,500,000	1,685,294
North Texas Municipal Water District Water System Revenue, Revenue Bonds
5.000%, due 9/1/31	3,000,000	3,409,882
Pecos Barstow Toyah Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,000,000	1,043,824
5.000%, due 2/15/39	2,000,000	2,001,778
5.000%, due 2/15/41	1,500,000	1,500,939
Post Wood Municipal Utility District, General Obligation Bonds
Insured: AG
3.500%, due 3/1/34	350,000	349,986
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,102,867
5.250%, due 2/15/41	2,000,000	2,163,751
Sherman Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/38	1,250,000	1,429,708
South Manvel Development Authority, Tax Allocation
Insured: AG
5.000%, due 4/1/36	265,000	282,669
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds
Series 1
5.000%, due 11/15/51(a)(b)	1,500,000	1,695,273
Series B
5.000%, due 11/15/40	2,600,000	2,611,335
Series C
5.000%, due 11/15/64(a)(b)	6,000,000	6,737,966
Series E
5.000%, due 11/15/43	3,625,000	3,965,975
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A Insured: GNMA
3.000%, due 9/1/45	2,000,000	1,610,513
Series A Insured: GNMA COLL
5.750%, due 1/1/56	1,015,000	1,127,900
Series D Insured: GNMA COLL
6.250%, due 1/1/56	1,500,000	1,705,954
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.500%, due 1/1/54(a)(b)	1,500,000	1,601,471
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.000%, due 1/1/55(a)(b)	6,000,000	6,491,751

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
Series C
3.320%, (3 Month SOFR + 0.52%), due 9/15/27(b)	$1,070,000	$1,071,908
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	515,759
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	1,500,000	1,669,050
Texas Water Development Board, Revenue Bonds
5.000%, due 10/15/47	500,000	520,937
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	502,867
Willis Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/40	920,000	718,100
		169,052,827
Utah — 2.6%
Canyons School District, General Obligation Bonds
Series A Insured: SCH BD GTY
1.500%, due 6/15/35	1,830,000	1,496,984
County of Iron UT Sales Tax Revenue, Revenue Bonds
5.000%, due 10/1/49	1,300,000	1,352,433
County of Salt Lake UT, General Obligation Bonds
Series B
2.300%, due 12/15/28	1,325,000	1,307,539
County of Utah UT, Revenue Bonds
Series B
5.000%, due 5/15/46	1,970,000	1,974,755
Downtown Revitalization Public Infrastructure District, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/34	1,250,000	1,449,450
Intermountain Power Agency, Revenue Bonds
5.000%, due 7/1/37	970,000	1,083,562
Series A
5.000%, due 7/1/36	1,035,000	1,181,140
5.000%, due 7/1/39	715,000	800,865
5.000%, due 7/1/41	1,045,000	1,128,269
Salt Lake City School District, General Obligation Bonds
Insured: SCH BD GTY
3.000%, due 3/1/39	1,000,000	933,657
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	523,091

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Utah (continued)
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM-TCRS UT CSCE
4.000%, due 4/15/40	$250,000	$245,732
Utah Housing Corp., Revenue Bonds
3.000%, due 9/1/45(a)(b)	1,500,000	1,504,024
Insured: FHLMC COLL
3.400%, due 7/1/30	3,000,000	3,001,170
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/54	2,030,000	2,235,210
6.500%, due 7/1/55	975,000	1,096,516
Series E Insured: GNMA/FNMA/FHLMC
6.750%, due 7/1/55	4,190,000	4,879,710
Utah Infrastructure Agency, Revenue Bonds
4.000%, due 10/15/28	350,000	354,887
4.000%, due 10/15/32	1,000,000	1,008,355
4.000%, due 10/15/32	690,000	697,777
4.000%, due 10/15/34	800,000	802,495
4.000%, due 10/15/36	1,000,000	998,034
4.000%, due 10/15/38	645,000	630,405
5.500%, due 10/15/33	940,000	1,069,472
Series A
5.000%, due 10/15/28	1,000,000	1,027,996
5.000%, due 10/15/34	400,000	407,872
5.000%, due 10/15/40	1,000,000	1,005,361
Utah Transit Authority, Revenue Bonds
5.000%, due 12/15/42	1,250,000	1,403,737
		35,600,498
Virginia — 1.1%
Arlington County Industrial Development Authority, Revenue Bonds
2.950%, due 9/1/49(a)(b)	1,125,000	1,128,876
City of Harrisonburg VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.750%, due 7/15/35	2,500,000	2,094,652
County of Fairfax VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
4.000%, due 10/1/28	655,000	656,660
Halifax County Industrial Development Authority, Revenue Bonds
Series A
3.800%, due 12/1/41(a)(b)	1,500,000	1,523,548
Isle Wight County Industrial Development Authority, Revenue Bonds
Insured: AG
5.000%, due 7/1/37	1,000,000	1,122,803
5.000%, due 7/1/38	600,000	668,005
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	158,906
Virginia Housing Development Authority, Revenue Bonds
Series G
3.125%, due 7/1/56(a)(b)	1,000,000	1,000,121

	Principal Amount	Value
Municipal Bonds (continued)

Virginia (continued)
Virginia Public Building Authority, Revenue Bonds
Series A
5.000%, due 8/1/29	$2,000,000	$2,004,402
Virginia Small Business Financing Authority, Revenue Bonds
5.000%, due 10/1/36	765,000	851,648
Williamsburg Economic Development Authority, Revenue Bonds
Series A Insured: AG
4.000%, due 7/1/42	1,000,000	1,000,464
Winchester Economic Development Authority, Revenue Bonds
Series A
5.000%, due 1/1/30	1,440,000	1,573,207
Wise County Industrial Development Authority, Revenue Bonds
3.125%, due 10/1/40(a)(b)	2,000,000	2,019,267
		15,802,559
Washington — 1.0%
County of King WA Sewer Revenue, Revenue Bonds
Series A
2.510%, (Municipal Swap Index + 0.23%), due 1/1/40(b)	3,000,000	2,977,979
State of Washington, General Obligation Bonds
Series R
5.000%, due 7/1/41	1,420,000	1,569,471
Washington Health Care Facilities Authority, Revenue Bonds
4.000%, due 7/1/42	1,000,000	940,017
Series A
4.000%, due 3/1/41	95,000	94,592
5.000%, due 9/1/43	1,400,000	1,492,650
Series B Insured: AG
5.000%, due 8/15/55(a)(b)	4,000,000	4,312,029
Washington State Housing Finance Commission, Revenue Bonds
Series 1
4.221%, due 3/1/50(a)(b)	991,155	976,195
Series A Insured: BAM
5.000%, due 7/1/40	1,000,000	1,054,905
5.000%, due 7/1/45	1,000,000	1,005,521
		14,423,359
West Virginia — 1.0%
City of Wheeling WV Waterworks & Sewerage System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 6/1/39	800,000	879,548
5.000%, due 6/1/41	300,000	324,038
5.000%, due 6/1/44	500,000	523,652
County of Ohio WV Special District Excise Tax Revenue, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/35	550,000	619,299
5.000%, due 6/1/36	525,000	585,294
5.000%, due 6/1/37	975,000	1,077,961
5.250%, due 6/1/45	1,000,000	1,062,262

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

West Virginia (continued)
West Virginia Economic Development Authority, Revenue Bonds
Series A
3.375%, due 3/1/40(a)(b)	$1,000,000	$1,013,246
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,539,472
Series A
5.000%, due 6/1/36	1,000,000	1,140,314
5.000%, due 6/1/38	1,000,000	1,120,374
5.250%, due 6/1/42	1,000,000	1,099,297
5.250%, due 6/1/45	1,000,000	1,052,513
Series B
5.000%, due 6/1/55(a)(b)	1,000,000	1,109,096
Series B Insured: AG
5.125%, due 9/1/42	1,250,000	1,338,437
		14,484,803
Wisconsin — 1.4%
City of Milwaukee WI, General Obligation Bonds
Series N2 Insured: AG
5.000%, due 12/1/38	3,765,000	4,221,001
Hudson School District, General Obligation Bonds
2.250%, due 3/1/27	500,000	497,666
Public Finance Authority, Revenue Bonds
5.000%, due 3/1/41	1,000,000	1,000,518
5.000%, due 3/1/46	3,000,000	2,999,874
Series A
5.000%, due 6/15/34	300,000	332,203
5.250%, due 6/15/45	150,000	153,836
Sparta Area School District, General Obligation Bonds
Insured: AG
3.000%, due 3/1/38	1,110,000	1,032,265
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
4.000%, due 9/15/31	970,000	987,291
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A Insured: HUD SECT 8
5.000%, due 12/1/27(a)(b)	3,500,000	3,565,049
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.625%, due 3/1/34	1,000,000	1,019,739
Series B Insured: FNMA/GNMA/FHLMC
4.250%, due 9/1/44	500,000	493,875
5.000%, due 9/1/39	1,000,000	1,093,340
Wisconsin Housing & Economic Development Authority Housing Revenue, Revenue Bonds
Series B
3.100%, due 11/1/56(a)(b)	1,300,000	1,303,339
		18,699,996

	Principal Amount	Value
Municipal Bonds (continued)

Wyoming — 0.4%
County of Campbell WY, Revenue Bonds
Series A
3.625%, due 7/15/39	$1,170,000	$1,134,795
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Series AG Insured: AG-CR
5.000%, due 6/15/28	3,000,000	3,170,335
Wyoming Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
4.300%, due 12/1/40	1,000,000	1,033,019
		5,338,149
Total Municipal Bonds
(Cost $1,336,146,694)		1,368,181,339

	Shares	Value
Short-Term Investment — 1.4%
Money Market Fund — 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(d)
(Cost $18,838,650)	18,838,650	18,838,650

Total Investments — 101.3% (Cost $1,354,985,344)		1,387,019,989
Other Assets and Liabilities, Net — (1.3)%		(17,125,669)
Net Assets — 100.0%		$1,369,894,320

(a)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2026.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 1-day yield at January 31, 2026.

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

Abbreviations
AG	- Assured Guaranty Ltd.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
COLL	- Collection
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GTD	- Guaranteed
HUD SECT 8	- Housing and Urban Development Section 8
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SCH BD RES FD	- School Board Resolution Fund
SCSDE	- South Carolina Department of Education
SD CRED PROG	- School District Credit Enhancement Program
SOFR	- Secured Overnight Financing Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts
UT CSCE	- Utah Charter School Credit Enhancement

Schedule of Investments ─ NYLI MacKay Muni Intermediate ETF (continued)

January 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$1,368,181,339	$—	$1,368,181,339
Short-Term Investment:
Money Market Fund	18,838,650	—	—	18,838,650
Total Investments in Securities	$18,838,650	$1,368,181,339	$—	$1,387,019,989

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.